RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Due from related parties	$ 615	$ 548
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	647	609
Financial instrument assets	292	116
Due from related parties	624	558
Long-term receivables	38	30
Total	$ 1,601	$ 1,313